Provisions for employees' benefits	12 Months Ended
Dec. 31, 2019
Provisions for employees' benefits
Provisions for employees' benefits

21.         Provisions for employees’ benefits

	2019	2018
Post–employment benefits
Healthcare	6,908,799	5,507,784
Pension	2,853,718	1,452,322
Education	458,441	479,945
Bonds	352,917	331,064
Other plans	98,729	82,576
Termination benefits – Voluntary retirement plan	124,186	137,859
	10,796,790	7,991,550
Social benefits and salaries	587,596	521,802
Other employee benefits	96,678	93,199
	11,481,064	8,606,551
Current	1,929,087	1,816,882
Non–current	9,551,977	6,789,669
	11,481,064	8,606,551

21.1       Post–employment benefits liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2019 and 2018:

	Pension and bonds (1)		Other		Total
	2019	2018	2019	2018	2019	2018
Liabilities for employee benefits
Opening balance	14,131,943	14,147,464	6,212,118	6,105,432	20,344,061	20,252,896
Current service cost	—	—	76,478	77,373	76,478	77,373
Past service cost	—	—	—	50,489	—	50,489
Interest expense	920,622	888,583	418,553	377,923	1,339,175	1,266,506
Actuarial (losses) gains	1,755,300	(56,655)	1,273,409	(27,651)	3,028,709	(84,306)
Benefits paid	(891,393)	(847,449)	(387,387)	(371,448)	(1,278,780)	(1,218,897)
Closing balance	15,916,472	14,131,943	7,593,171	6,212,118	23,509,643	20,344,061

Plan assets
Opening balance	12,348,557	12,471,163	3,954	3,245	12,352,511	12,474,408
Return on assets	801,065	780,494	217	170	801,282	780,664
Contributions to funds	—	—	83,071	21,971	83,071	21,971
Benefits paid	(891,393)	(847,449)	(84,243)	(21,526)	(975,636)	(868,975)
Actuarial (losses) gains	451,609	(55,651)	16	94	451,625	(55,557)
Closing balance	12,709,838	12,348,557	3,015	3,954	12,712,853	12,352,511
Net post–employment benefits liability	3,206,634	1,783,386	7,590,156	6,208,164	10,796,790	7,991,550

(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
Recognized in profit or loss
Interest expense. net	537,893	485,842	373,522
Current service cost	76,478	77,373	52,164
Past service cost	—	50,489	—
Remedies	10,213	503	13,889
	624,584	614,207	439,575
Recognized in other comprehensive income
Pension and pension bonds	(1,303,693)	1,003	(1,312,195)
Healthcare	(1,268,379)	(17,356)	(794,535)
Education and severance	922	45,509	(203,779)
Termination benefits – Voluntary retirement plan	(34)	93	(3)
	(2,571,184)	29,249	(2,310,512)
Deferred tax	771,355	(33,539)	762,469
	(1,799,829)	(4,290)	(1,548,043)

21.2       Plan assets

Plan assets are resources held by pension trusts for payment of pension obligations. Payments for health and education post–employment benefits is Ecopetrol’s responsibility. The destination of trust resources and its yields cannot be changed or returned to the Ecopetrol Business Group until all pension obligations have been fulfilled.

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2019 and 2018:

	2019	2018
Bonds issued by the national government	4,301,961	4,307,972
Bonds of private entities	3,122,630	2,910,071
Other local currency	1,899,787	2,219,634
Other public bonds	1,082,815	1,014,663
Other foreign currency	870,859	691,658
Variable yield	823,977	653,828
Bonds of foreign entities	610,824	554,685
	12,712,853	12,352,511

26.6% of plan assets are classified as level 1 in the fair value hierarchy where prices for the assets are directly observable on actively traded markets, and 73.4% are classified as level 2 (47.4% and 52.6% for 2018, respectively).

The fair value of level 2 plan assets is calculated using prices quoted in the assets’ market. The Ecopetrol Business Group obtains these prices through reliable financial data providers recognized in Colombia or abroad depending on the investment.

For the securities issued in local currency, the fair value of plan assets is calculated using information published by Precia, a price supplier authorized by the Financial Superintendence of Colombia. According to its methodology, prices are calculated based on market information on the valuation date or estimated from historical inputs according to the criteria established for the calculation of each of the prices.

The average price is calculated based on the most representative market of the transactions carried out through electronic platforms approved and supervised by the regulator.

On the other hand, the estimated price is calculated for investments that do not reflect enough information to estimate an average market price, replicating the quoted prices for similar assets or prices obtained through quotes from brokers. This estimated price is also given by Precia as a result of the application of robust methodologies approved by the financial regulator and widely used by the financial sector.

The following table reflects the credit ratings of the issuers and counterparties in assets held by the autonomous pension funds:

	2019	2018

AAA	5,138,279	4,683,190
Nation	4,448,221	4,364,188
AA+	837,009	860,905
BBB-	455,201	426,743
BBB	319,514	193,579
BAA3	219,830	310,788
SP1+	84,933	—
A-1+	78,156	—
BRC1+	68,313	89,211
F1+	56,728	249,361
BBB+	22,113	86,040
A3	17,267	17,075
AA-	16,067	60,382
BAA1	15,538	21,395
AA	6,679	28,367
A	11,841	62,754
Other credit ratings	30,129	55,768
Not available ratings	887,035	842,765
	12,712,853	12,352,511

See credit risk policy in Note 29.2.

21.3       Actuarial assumptions

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2019 and 2018:

2019	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.75%	5.25%	6.00%	5.50%	4.83%
Salary growth rate	N/A	N/A	N/A	N/A	5.50% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2018	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	6.75%	6.50%	7.00%	6.75%	5.87%
Salary growth rate	N/A	N/A	N/A	N/A	5.10% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

The cost trend is the projected increase for the initial year, which includes the expected inflation rate.

The mortality table used for the calculations was that of ‘Valid Annuitant’ for men and women based on the experience gained for the period 2005–2008 of the Colombian Social Security Institute.

21.4       Maturity of benefit obligation

The cash flows required for payment of post–employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2020	949,034	377,313	1,326,347
2021	967,734	384,233	1,351,967
2022	1,000,730	391,324	1,392,054
2023	1,000,770	401,058	1,401,828
2024	1,038,858	404,691	1,443,549
2025 and thereafter	5,551,125	2,081,228	7,632,353

21.5       Sensitivity analysis

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2019:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
–50 basis points	15,765,778	1,098,700	7,464,162	478,697	231,732
+50 basis points	14,032,277	1,022,732	6,418,743	440,209	220,426
Inflation rate
–50 basis points	14,045,125	1,021,771	N/A	N/A	125,653
+50 basis points	15,744,316	1,099,381	N/A	N/A	128,775
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	94,266
+50 basis points	N/A	N/A	N/A	N/A	103,434
Cost trend
–50 basis points	N/A	N/A	6,425,329	439,471	N/A
+50 basis points	N/A	N/A	7,452,021	478,793	N/A

21.6       Voluntary retirement plan

In October 2017, the Ecopetrol's Board of Directors approved a new employee retirement plan that included four categories of retirements from January 2020 until December 2023: compliance of the work cycle (pension), Retirement Plan A (rent), Retirement Plan B (Bonus) and improved compensation. As for December 31, 2019, the Ecopetrol Business Group has not recognize a provision related to this plan, since it will be understood as an obligation at the time the Company offers the plan and each employee voluntarily accepts their retirement by taking advantage of any of the mentioned categories.

In August 2016, the Ecopetrol Business Group offered a voluntary retirement plan to 200 employees who met certain criteria. As of December 31, 2019, 132 employees were part of the plan, with a corresponding obligation of COP$124,186 (2018 – COP$137,859. This plan includes benefits such as monthly income, education and health benefits until the date on which the employee is granted their retirement pension.